FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Financial Instruments
FINANCIAL INSTRUMENTS

NOTE 12: FINANCIAL INSTRUMENTS

a.	Financial risks factors:

The Company is exposed to foreign currency risk, interest risk, credit risk and liquidity risk. The Company’s senior management oversees the management of these risks in accordance with the policies approved by the board of directors.

1.	Foreign currency risk:

The currency exposure arises from current accounts and deposits that are mainly managed in NIS and from liability in respect of employee payroll accruals that are paid in NIS.

2.	Interest rate risk:

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company's long-term liabilities in respect of government grants received from IIA. The repayment of grants received by the Company from 2018 bear an interest rate that reference SOFR and are expected to be repaid after 2025.

3.	Credit risk:

Credit risk is the risk that a counterparty will not meet its obligations as a customer or under a financial instrument leading to a loss to the Group. The Group is exposed to credit risk from its operating activity (primarily trade receivables and investments in financial assets).

4.	Liquidity risk:

The Company monitors its risk of a shortage of cash using a quarterly budget.

5.	Market risk:

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risks, such as share price risk and commodity risk. Financial instruments affected by market risk include, among others, loans and borrowings, deposits, available-for-sale investments and derivative financial instruments. For more information see 12d.

b.	The table below presents the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments including interest payments:

December 31, 2025:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Trade payables	2,428	—		—	—	—	2,428
Other accounts payable	6,443	—	—	—	—	—	6,443
Liability in respect of research and development grants	1,839	2,272	2,685	2,016	605	—	9,417
Lease liabilities	1,093	1,092	1,022	951	975	3,357	8,490
Total	11,803	3,364	3,707	2,967	1,580	3,357	26,778

December 31, 2024:

	Less than	1 to 2	2 to 3	3 to 4	4 to 5	>5
	one year	years	years	years	years	years	Total
Trade payables	$2,868	—	$—	$—	$—	$—	$2,868
Other accounts payable	5,927	—	—	—	—	—	5,927
Liability in respect of research and development grants	1,419	2,040	2,685	2,850	1,609	169	10,772
Lease liabilities	834	843	835	759	721	3,630	7,622

Total	$11,048	$2,883	$3,520	$3,609	$2,330	$3,799	$27,189

c.	Sensitivity tests relating to changes in foreign currency:

December 31, 2025	USD	NIS	Other	Total
Cash and Cash equivalents
Restricted cash	66,202	922	576	67,700
Short-term deposits	251	—	—	251
Trade receivables, net	2,890	553	668	4,111
Other current assets	129	630	—	759
Other current financial assets	—	1,432	—	1,432
	69,472	3,537	1,244	74,253
Financial liabilities at amortized cost	(9,692)	(12,657)	(33)	(22,382)
Total net financial assets	59,780	(9,120)	1,211	51,871

December 31, 2024
Cash and Cash equivalents	67,791	630	924	69,345
Restricted cash	271	—	—	271
Short-term deposits	—	—	—	—
Trade receivables, net	2,938	560	1,098	4,596
Other current assets	135	897	—	1,032
Other long-term Assets	2,611	82	5	2,698
	73,746	2,169	2,027	77,942
Financial liabilities at amortized cost	(11,170)	(10,343)	(2)	(21,515)
Total net financial assets	62,576	(8,174)	2,025	56,427

The following is a sensitivity analysis of changes to profit (loss) and equity in the exchange rate of the NIS as of December 31:

	December 31,
	2025	2024
Sensitivity test to changes in the NIS exchange rate:
Gain (loss) from the change:
Increase of 5% in exchange rate	$(395)	$(307)
Increase of 10% in exchange rate	$(791)	$(615)
Decrease of 5% in exchange rate	$395	$307
Decrease of 10% in exchange rate	$791	$615

As of December 31, 2025, the Company has a deficit of financial liabilities over financial assets in NIS in relation to US dollar of $9,120.

As of December 31, 2025, the Company has an excess of financial assets over financial liabilities in Euro in relation to US dollar of $1,233 and has an excess of financial liabilities over financial assets in CAD in relation to US dollar of $22. An increase or decrease of 5% of the US dollar relative to the Euro and CAD would have an effect of $62 and $1.1, respectively.

Sensitivity tests and principal work assumptions:

The selected changes in the relevant risk variables were determined based on management’s estimate as to reasonable possible changes in these risk variables.

The Company has performed sensitivity tests of principal market risk factors that are liable to affect its reported operating results or financial position. The sensitivity tests present the profit or loss in respect of each financial instrument for the relevant risk variables chosen for that instrument as of each reporting date. The test of risk factors was determined based on the materiality of the exposure of the operating results or financial condition of each risk with reference to the functional currency and assuming that all the other variables are constant.

d.	Financial assets and liabilities:

	December 31,
	2025	2024
	USD in thousands
Financial assets at fair value through profit or loss:

Neurolief (a)	5,366	-
Stella (b)	5,000	-
Axis (c)	2,377	-
Tangient (d)	1,538	-
DGR	250	-
Radial	125	-

Total financial assets at fair value through profit or loss	14,656	-

Financial liabilities at fair value through profit or loss:

Neurolief (a)	(319)	-

Total financial liabilities at fair value through profit or loss	(319)	-

2025

Balance as of January 1,	$-
Investment in financial instruments	14,494
Gain from remeasurement to fair value through profit or loss	162

Balance as of December 31	$14,656

a.	On August 19, 2025, the Company entered into an Investment Agreement and a related Call Option Agreement with Neurolief, an Israeli private company developing a neuromodulation system. Pursuant to the Investment Agreement, the Company committed to provide up to $16 million in funding in up to three installments, subject to the terms and conditions set forth therein:

The initial investment consisted of a $5 million convertible loan bearing interest at the minimum rate permitted under Israeli tax law, convertible into approximately 12.89% of Neurolief’s fully diluted share capital at a $30 million pre-money valuation.

The second investment consists of a convertible loan of up to $6 million, contingent upon receipt of FDA approval for Neurolief’s neurostimulation system for depression, including as an adjunctive therapy for medication-resistant or treatment-refractory depression. On March 23, 2026, the second investment occurred. For additional information see Note 21(c).

The third investment consists of an equity investment of up to $5 million, contingent upon the occurrence of the second closing, the achievement of trailing 12-month revenues of $10 million, and the satisfaction of the applicable closing conditions, in exchange for Series S-3 Preferred Shares.

In addition, under the related Call Option Agreement, the Company was granted an option to acquire 100% of Neurolief’s outstanding equity interests not already held by the Company or its affiliates. The option is exercisable until 12 months after the second closing, followed by a 24-month non-exercise period and a final 6-month exercise period, subject to earlier termination in certain circumstances.

Total investment values	December 31, 2025
First investment	5,366
Second investment	-
Third investment - liability	(319)
Call option (out of the money)	-

b.	On May 29, 2025, the Group invested $5 million in Stella MSO, LLC in exchange for 87,787.37 Class E Preferred Units, representing approximately 4.70% of Stella’s equity on a fully diluted basis. The Class E Preferred Units carry a cumulative annual 8% compounding preferred return, include an anti-dilution ratchet, and are redeemable at the Group’s option after November 29, 2029 for an amount equal to the unpaid Class E Preferred Return and unpaid Class E Preferred Base Amount.

c.	On August 19, 2025, the Group invested $2.3 million in Axis Management Company, Inc. in exchange for Series A Convertible Preferred Stock, representing approximately 29.5% of Axis’s equity on a fully diluted basis. Under the agreement, the Group was required to make an additional $1.0 million investment if, within six months after closing, the practices for which Axis acts as a management services organization achieved average revenues of at least $750,000 during three consecutive months . The agreement also grants Axis and its stockholders a call option to purchase all of the Group’s shares during the three-month period beginning three years after closing, and grants the Group a put option to require the purchase of all or a portion of its shares during the three-month period beginning four years after closing, in each case at a price determined under a contractual formula based on the higher of (i) five times EBITDA for the preceding 12 months and (ii) the purchase price plus a 25% annual compounded return. The milestone was achieved and the additional investment was made on March 19, 2026. See Note 21(c).

d.	On October 26, 2025, the Group entered into a Series A Preferred Stock Purchase Agreement with Tangient ATX Inc., pursuant to which it invested $1.5 million at closing in exchange for Series A-4 Preferred Stock, representing approximately 10.0% of Tangient’s equity on a fully diluted basis. Under the agreement, the Group was required to invest up to an additional $2.5 million in three milestone-based tranches if, during the one-year period following closing, (i) sites 5 and 6 each independently achieved 400 visits per month for any two calendar months, (ii) each of sites 7, 8 and 9 achieved 150 visits per month for any two calendar months, and (iii) Tangient opened six additional clinics identified as sites 10 through 15 and such clinics collectively achieved at least 250 visits from their respective opening dates, in each case subject to the terms of the agreement. The agreement also grants Tangient a call option to repurchase all of the Group’s shares during annual exercise periods beginning three years after closing, and grants the Group a put option to require Tangient to repurchase all of its shares during annual exercise periods beginning four years after closing, subject to certain lender-related limitations, in each case at a price equal to the amount invested plus an 8% annual compounded return.

The following table presents the fair value measurement hierarchy for the Group's assets and liabilities. Quantitative disclosures of the fair value measurement hierarchy of the Group's assets and liabilities as of December 31, 2025 and 2024:

	Fair value hierarchy
	December 31, 2025	December 31, 2024
	Level 3	Level 3
Assets measured at fair value:
Investments in financial assets measured at fair value through profit and loss	$14,656	$-

Financial liability measured at fair value through profit and loss	$319	$2,429

Significant investments in financial instruments are measured at fair value through profit or loss (Level 3 of fair value hierarchy), using the valuation techniques described below.

The fair value of the financial instruments is determined using a combination of valuation techniques, including Monte Carlo simulations, an option pricing model based on a Binomial framework, and a market approach based on a revenue multiple. The Monte Carlo simulations incorporate significant unobservable inputs such as a weighted average cost of capital (WACC) with a weighted average rate of 19%, expected volatility assumptions ranging up to a weighted average of 85.82%, a risk-free interest rate with a weighted average of 3.61%, and an initial share price of USD 56.96. The option pricing model (Binomial) relies on significant unobservable inputs including expected volatility with a weighted average of 76% and a risk-free interest rate with a weighted average of 3.52%. In addition, the market approach applies a revenue multiple as a significant unobservable input, which was determined based on comparable market data and resulted in a weighted average multiple of 2.013. Changes in these assumptions could result in material changes to the fair value measurements.

e.	Warrants liability:

	2025	2024

Balance as of January 1,	$2,429	$-
Warrants value at the date of issuance	-	3,425
Gain from remeasurement to fair value through profit or loss	(358)	(996)
Warrants classified to equity during the period	2,071	-

Balance as of December 31	$-	$2,429

On November 5, 2024, the Company consummated a private placement of 2,103,745 ADSs and warrants to purchase 1,500,000 ADSs at an exercise price of $9.50686 per ADS (the “Warrant”) to Valor BrainsWay Holdings, LLC (“Valor”), for aggregate immediate gross proceeds of approximately $20 million.

The Warrant became exercisable upon issuance thereof at the closing of the investment and will remain exercisable for 18 months after the initial issuance date (the “Exercise Period”). Under the Warrant, if at any time during the Exercise Period, the ADS closing price of any thirty (30) consecutive trading day period exceeds the exercise price of the Warrant by 40% or more, Valor shall be required to fully exercise the Warrant within five (5) trading days. Under the original terms of the Warrant, Valor could also exercise the Warrant, in whole or in part, at any time during the Exercise Period, by means of a “cashless exercise” according to the formula set forth in the Warrant.

The Company initially classified the Warrant as a financial liability (see Note 3b). Effective April 1, 2025, the Company entered into an amendment to the Warrant which, among other amendments, removed the cashless exercise features from the Warrant, resulting in a reclassification of the Warrant from liability (as of December 31, 2024) to equity (as of June 30, 2025). In October 2025, the Company received an exercise notice from Valor with respect to all of the issuable ADSs under the Warrant. At the Company’s request, the parties agreed for the Warrant to be exercised on a cashless basis, resulting in the issuance of 553,730 ADSs to Valor with no cash proceeds received by the Company.

On the date of exercise, the options were valued at an aggregate amount of $8,389. Accordingly a revaluation of $6,318 that was recorded in equity.